Pension commitments, Long-term Pension Assets (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Pension commitments [Abstract]
Beginning of period	$ 16.7	$ 22.0
Reclassification to assets held for sale	0.1	(1.5)
Interest on non-plan assets	0.3	0.6
Benefits paid	(0.1)	(0.2)
Contributions	0.3	0.5
Included within other comprehensive income [Abstract]
Change in fair value assessment	0.4	(6.1)
Actuarial gain on non-plan assets	0.0	0.3
Long-term pension asset, included in other comprehensive income	0.4	(5.8)
Effects of movements in exchange rates	(0.6)	1.1
End of period	17.1	16.7
Included within other comprehensive income [Abstract]
Continuing operations	0.3	(5.3)
Discontinued operation	0.1	(0.5)
Long-term pension asset, included in other comprehensive income	$ 0.4	$ (5.8)